DEBT (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Aug. 06, 2025	Mar. 04, 2025	Nov. 19, 2025	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization of debt discount					$ 850,785	$ 360,847
Interest rate					10.00%	10.00%
Gain on debt extinguishment, net					$ 55,269	$ 37,461
Repayment of convertible notes					(309,916)	$ (436,447)
Promissory note					$ 18,210
Debt instrument description						Notes have maturity dates ranging from November 30, 2024 to August 30, 2025 and carry interest rates ranging from 12% to 13%, except for one note for $60,000 which is at 8%. The notes with one of the lenders have cross default provisions only between the notes of that lender. No cross default occurred in 2024
Gain (loss) on debt extinguishment, settlement amount						$ 223,000
Common stock, shares issued					472,426,803	112,711,945
Net loss on debt extinguishment					$ 118,264	$ 185,539
Amortized debt discount						360,847
Unamortized debt discount						86,608
Carrying value of unamortized debt discount						188,306
Accrued interest					103,439	48,486
Note payable issued		$ 85,050	$ 89,320		89,320
Derivative liability	$ 1,642,776	223,726	72,445		$ 1,574,121	40,603	$ 193,026
Debt Discount	$ 1,642,776	$ 81,000	$ 72,445			97,750
Stock issued during period, shares					142,247,369
Stock issued during period, value					$ 186,604	329,916
Total principal of notes payable issued						640,750
Net proceeds						494,500
Fees on notes payable issuance						48,500
Issuance debt conversion features value					16,500	147,805
Additional debt discounts						147,805
Discount rate	25.00%	30.00%	30.00%
Note payable to related party					63,456	63,456
Conversion fee					16,500
Conversion in convertible note					51,840
Settlements					173,533
Note payable to shareholder					0	1,365,550
Face amount of related party note payable					1,885,050
Note payable One [Member]
Promissory note					$ 18,210
Maturity date					Dec. 15, 2025
Note payable another [Member]
Maturity date					Aug. 15, 2026
Notes payable					$ 89,320
Promissory Note [Member]
Interest rate					10.00%
Convertible promissory note principal balance					$ 1,885,050
Convertible Notes Payable [Member]
Repayment of convertible notes					(309,916)
Gain (loss) on debt extinguishment, settlement amount						$ 223,000
Common stock, shares issued						14,705,144
Conversion of debt						$ 144,377
Net loss on debt extinguishment						185,539
Carrying value of unamortized debt discount					107,530
Convertible promissory note principal balance					1,885,050
Settlements					173,533
Chief Executive Officer [Member]
Note payable to shareholder						1,365,550
Proceed from related party					564,500	415,000
Repayments of borrowings, related party					$ 45,000
Chief Executive Officer [Member] | Promissory Note [Member]
Interest rate					10.00%
Promissory note					$ 1,739,550
Convertible promissory note principal balance					1,885,050
Proceed from related party					564,500
Repayments of borrowings, related party					45,000
Chief Executive Officer [Member]
Promissory note					25,000
Note payable to shareholder						1,365,550
Proceed from related party					564,500	$ 415,000
Repayments of borrowings, related party					45,000
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
Amortization of debt discount					$ 850,785
Interest rate					10.00%
Promissory note					$ 1,739,550
Unamortized debt discount					1,060,414
Accrued interest					103,439
Convertible promissory note principal balance					$ 1,885,050
Minimum [Member]
Interest rate					8.00%	12.00%
Maturity date						Nov. 30, 2024
Maximum [Member]
Interest rate					13.00%	13.00%
Maturity date						Aug. 25, 2025
Asset Purchase Agreement [Member]
Accrued interest					$ 12,700	$ 9,527
Note payable to related party				$ 63,456
Interest rate				5.00%
Maturity term period				three-year
Monthly installments				$ 1,902